Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 60.7	$ 13.6